Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document Information [Line Items]
Entity Registrant Name	Skyline Medical Inc.
Entity Central Index Key	0001446159
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	true
Amendment Description	Amendment No. 8
Document Period End Date	Jun. 30, 2015